Material Accounting Policies - Disclosure of principal subsidiaries (Details)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Minera Canam S.A. de C.V. [Member]
Disclosure of subsidiaries [Line items]
Country of incorporation and operation	Mexico
Functional currency	USD
Ownership interest	100.00%	100.00%
Goanna Resources, S.A.P.I. de C.V.[Member]
Disclosure of subsidiaries [Line items]
Country of incorporation and operation	Mexico
Functional currency	USD
Ownership interest	100.00%	100.00%
Sinaloa Minerals Explorations S.A. de C.V. [Member]
Disclosure of subsidiaries [Line items]
Country of incorporation and operation	Mexico
Functional currency	USD
Ownership interest	100.00%	0.00%
Panuco Silver Resources S.A. de C.V. [Member]
Disclosure of subsidiaries [Line items]
Country of incorporation and operation	Mexico
Functional currency	USD
Ownership interest	100.00%	0.00%
Plata Fuerte S.A. de C.V. [Member]
Disclosure of subsidiaries [Line items]
Country of incorporation and operation	Mexico
Functional currency	USD
Ownership interest	100.00%	0.00%